SUBSEQUENT EVENTS (Details Textual) - Subsequent Event [Member]	3 Months Ended
Jun. 30, 2016 USD ($)
Subsequent Event [Line Items]
Estimated Cash Proceeds To Operating Partnership	$ 212,500
Estimated Gain On The Sale Of The Operating Partnerships	$ 190,500